UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      05-13-99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                25
                                            ---------------------------
Form 13F Information Table Value Total:     $       330,268
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 1999


                                                                    ITEM 5:
                             ITEM 2:    ITEM 3:     ITEM 4:       Shares or
           ITEM 1:          Title of     Cusip        Fair        Principal
       Name of Issuer         Class      Number   Market Value     Amount
-------------------------------------------------------------------------------
LORAL SPACE & COMM      COMMON STOCK   G56462107    9,338,175     646,800
AMER TEL & TEL          COMMON STOCK   001957109   21,566,215     270,211
LIBERTY MEDIA CORP.     COMMON STOCK   001957208   29,116,676     553,286
AMERICAN INTL GROUP INC COMMON STOCK   026874107   22,327,688     185,100
AMERITECH               COMMON STOCK   030954901      576,250  10,000 CALL
CNA FINANCIAL           COMMON STOCK   126117100    9,315,000     240,000
COMCAST CRP CL A SPL    COMMON STOCK   200300200   11,662,319     185,300
DISNEY                  COMMON STOCK   254687106    7,852,838     252,300
FOX ENTERTAINMENT       COMMON STOCK   35138T107   10,234,263     377,300
HOUSEHOLD INTL INC.     COMMON STOCK   441815107   14,654,750     321,200
HUSSMANN INTL INC       COMMON STOCK   448110106    5,368,281     365,500
LUCASVARITY             COMMON STOCK   549395101    6,711,060     144,600
MCI WORLDCOM INC        COMMON STOCK   55268B106   29,792,425     336,400
MEDIAONE GROUP          COMMON STOCK   58440J104   27,451,050     432,300
MIDAMERICAN ENERGY      COMMON STOCK   59562V107   10,626,000     379,500
NAC RE CORP             COMMON STOCK   628907107   19,907,325     370,800
NEWS CORP.LTD.PFD.      ADR            652487802   14,797,750     538,100
PARK PLACE ENT          COMMON STOCK   700690100   13,232,106   1,749,700
RAYTHEON CL B           CLASS B        755111408   17,136,088     292,300
RENAL CARE GROUP        COMMON STOCK   759930100    1,717,188      87,500
TELSP CELLULAR          COMMON STOCK   87952L108    1,430,031      68,300
TIME WARNER INC         COMMON STOCK   887315109   14,856,463     209,800
VARIAN ASSOCIATES       COMMON STOCK   922204102   14,205,750     366,600
WARNER LAMBERT          COMMON STOCK   934488907    6,678,000  100,800 CALL
WINSTAR COMMUN.         COMMON STOCK   975515107    9,714,684     267,300


Table Continued....

                                      ITEM 6:                                       ITEM 8:
                               INVESTMENT DESCRETION                        VOTING AUTHORITY SHARES
                                   (b) Shares                ITEM 7:
           ITEM 1:                 as Definces  (c) Shared  Managers
       Name of Issuer    (a) Sole  in Instr. V    Other     See Intr. V (a) Sole    (b) Shared     (c) None
-----------------------------------------------------------------------------------------------------------
LORAL SPACE & COMM          X                                               X
AMER TEL & TEL              X                                               X
LIBERTY MEDIA CORP.         X                                               X
AMERICAN INTL GROUP INC     X                                               X
AMERITECH                   X                                               X
CNA FINANCIAL               X                                               X
COMCAST CRP CL A SPL        X                                               X
DISNEY                      X                                               X
FOX ENTERTAINMENT           X                                               X
HOUSEHOLD INTL INC.         X                                               X
HUSSMANN INTL INC           X                                               X
LUCASVARITY                 X                                               X
MCI WORLDCOM INC            X                                               X
MEDIAONE GROUP              X                                               X
MIDAMERICAN ENERGY          X                                               X
NAC RE CORP                 X                                               X
NEWS CORP.LTD.PFD.          X                                               X
PARK PLACE ENT              X                                               X
RAYTHEON CL B               X                                               X
RENAL CARE GROUP            X                                               X
TELSP CELLULAR              X                                               X
TIME WARNER INC             X                                               X
VARIAN ASSOCIATES           X                                               X
WARNER LAMBERT              X                                               X
WINSTAR COMMUN.             X                                               X
